CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 9,396,256	$ 1,474,478	¥ 8,851,563	¥ 7,278,192
Operating expenses:
Cost of products	(3,276,571)	(514,165)	(3,326,243)	(2,774,342)
Fulfillment	(2,661,126)	(417,589)	(2,259,176)	(1,678,191)
Sales and marketing	(2,549,842)	(400,126)	(2,130,667)	(1,815,642)
Technology and content	(448,410)	(70,365)	(409,870)	(392,951)
General and administrative	(525,802)	(82,510)	(224,045)	(215,660)
Other operating (expense) income, net	72,516	11,379	57,115	(17,753)
Total operating expenses	(9,389,235)	(1,473,376)	(8,292,886)	(6,894,539)
Income from operations	7,021	1,102	558,677	383,653
Other income (expenses):
Interest income	62,943	9,877	41,373	42,614
Interest expense	(56,847)	(8,921)	(66,124)	(61,316)
Unrealized investment loss	(209,956)	(32,947)
Gain on disposal of investment	150	24	0	0
Impairment loss of investments	(3,541)	(556)	(10,800)	(9,021)
Exchange (loss) gain	46,226	7,254	25,725	(7,663)
Income before income tax and share of income in equity method investment	(154,004)	(24,167)	548,851	348,267
Income tax expense	(55,259)	(8,671)	(127,787)	(71,144)
Share of income in equity method investment	3,300	518	5,470	4,768
Net Income (loss)	(205,963)	(32,320)	426,534	281,891
Net loss (income) attributable to non-controlling interests	(1,505)	(236)	(796)	187
Net (income) loss attributable to redeemable non-controlling interests	(12,362)	(1,940)	254	(781)
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	¥ (219,830)	$ (34,496)	¥ 425,992	¥ 281,297
Net income (loss) per share attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	¥ (1.02)	$ (0.16)	¥ 2.27	¥ 1.62
Diluted | (per share)	(1.02)	(0.16)	2.23	1.57
Net income (loss) per American depositary shares ("ADS") attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	(3.05)	(0.48)	6.82	4.85
Diluted | (per share)	¥ (3.05)	$ (0.48)	¥ 6.69	¥ 4.72
Weighted average shares used in calculating net income (loss) per ordinary share:
Basic	216,370,290	216,370,290	187,322,781	173,937,013
Diluted	216,370,290	216,370,290	190,988,171	178,932,010
Product [Member]
Net revenues
Total net revenues	¥ 3,873,589	$ 607,851	¥ 3,906,611	¥ 3,422,151
Service [Member]
Net revenues
Total net revenues	¥ 5,522,667	$ 866,627	¥ 4,944,952	¥ 3,856,041